Acquisitions (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 European coatings company Facility	Jan. 31, 2012 Colpisa	Dec. 31, 2011 Spraylat Corp.	May 31, 2011 Equa-Chlor Inc.	Dec. 31, 2011 Payments, Acquisition spending inclusive of discontinued operations [Domain]	Dec. 31, 2010 Payments, Acquisition spending inclusive of discontinued operations [Domain]
Business Acquisition [Line Items]
Number of acquisitions made (in entities)	4
Purchase price	$ 288			$ 44	$ 38
Acquisition cost in assumed debt	122
Amount held in escrow				26	2		3
Revenue reported by acquired entity for last annual period						125
Assumed debt liability				120
Acquired cash	6			6
Number of manufacturing facilities				6
Loss related to the sales acquired inventory	8						1
Spent on acquisitions, including purchase price adjustments related to prior acquisitions	122	31	31					56	34
Assets acquired	370						28
Business acquisition net gain							9
Business acquisition, gain							10
Cash acquired in acquisitions			6
Payments to Acquire Businesses by the Former Commodity Chemicals Business			$ 3